The Prudential Insurance Company of America           Thomas J. Loftus
                                                      Assistant General Counsel
                                                      Law Department

                                    The Prudential Insurance Company of America
                                    213 Washington Street
                                    Newark, NJ 07102-2992
                                    (973) 802-3930 fax: (973) 802-9560



                                                              May 4, 1998

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

                   Re: Pruco Life of New Jersey Variable Appreciable Account (Registration No. 33-57186)
                        -----------------------------------------------------

Ladies and Gentlemen:

     Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the Registrant hereby certifies: (i) that its Prospectus that would have been filed pursuant to Rule 497(b) would not have differed from the Prospectus contained in Post-Effective Amendment No. 8 and (ii) that the text of Post-Effective Amendment No. 8 was filed electronically on April 24, 1998. (Accession No. 0000950110-98-000464)

                                            By:  /s/
                                               ---------------------------------
                                                Thomas J. Loftus
                                                Assistant General Counsel
                                                Pruco Life Insurance Company
                                                  of New Jersey